Consolidated statements of operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Oil and natural gas sales									$ 288,560	$ 236,532	$ 506,255	$ 239,783	$ 94,347
Natural gas transportation and treating									2,412	2,306	4,015	2,217	2,227
Total revenues	138,972	132,460	131,727	107,111	84,942	60,135	49,930	46,993	290,972	238,838	510,270	242,000	96,574
Costs and expenses:
Lease operating expenses									30,644	18,112	43,306	21,684	12,531
Production and ad valorem taxes									16,237	14,999	31,982	15,699	6,129
Natural gas transportation and treating									691	1,167	977	2,501	1,416
Drilling and production									1,771	693	3,817	340	758
General and administrative (including non-cash stock-based compensation of $2,588 and $557 for the three months ended June 30, 2012 and 2011, respectively, and $4,835 and $876 for the six months ended June 30, 2012 and 2011, respectively)									31,941	19,770	44,953	29,651	21,164
Accretion of asset retirement obligations									556	304	616	475	406
Depreciation, depletion and amortization									112,220	75,917	176,366	97,411	58,005
Impairment expense										243	243		246,669
Total costs and expenses									194,060	131,205	308,371	169,018	350,103
Equity and stock-based compensation											6,111	1,257	1,419
Operating income	39,663	54,603	58,471	49,162	26,573	19,379	9,640	17,390	96,912	107,633	201,899	72,982	(253,529)
Realized and unrealized gain (loss):
Commodity derivative financial instruments, net									29,137	(9,585)	21,047	11,190	5,744
Interest rate derivatives, net									(323)	(1,094)	(1,311)	(5,375)	(3,394)
Interest expense									(36,358)	(22,252)	(50,580)	(18,482)	(7,464)
Interest and other income									31	58	108	151	227
Write-off of deferred loan costs										(3,246)	(6,195)
Loss on disposal of assets									(8)	(35)	(40)	(30)	(85)
Non-operating income (expense), net									(7,521)	(36,154)	(36,971)	(12,546)	(4,972)
Income before income taxes									89,391	71,479	164,928	60,436	(258,501)
Income tax expense:
Deferred									(32,181)	(25,737)	(59,374)	25,812	74,006
Total income tax expense									(32,181)	(25,737)	(59,374)	25,812	74,006
Net income	$ 1,566	$ 58,246	$ 41,072	$ 4,670	$ 35,090	$ 16,633	$ 10,602	$ 23,923	$ 57,210	$ 45,742	$ 105,554	$ 86,248	$ (184,495)
Net income per common share:
Basic (in dollars per share)									$ 0.45
Diluted (in dollars per share)									$ 0.45
Weighted average common shares outstanding:
Basic (in shares)									126,862
Diluted (in shares)									128,101